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                          DELAWARE GROUP ADVISER FUNDS

                            DELAWARE U.S. GROWTH FUND

                            SUPPLEMENT TO THE FUND'S
                         INSTITUTIONAL CLASS PROSPECTUS
                             DATED FEBRUARY 25, 2005


The following replaces the section titled "What are the Fund's main investment strategies?" under "Profile: Delaware U.S. Growth Fund" on page 2:

     WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
     We invest primarily in common stocks. The Fund invests primarily in companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom up approach, we seek to select securities we believe have large-end market potential, dominant business models and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation and the company's shareholder orientation. Whether companies provide dividend income and the amount of income they provide will not be a primary factor in the Fund's selection decisions. We may sell a security if we no longer believe that security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. We may also invest up to 20% of the Fund's assets in debt securities and bonds. In addition, we may invest in convertible bonds, preferred stocks and convertible preferred stocks, provided that these investments, when aggregated with the Fund's debt securities and bonds, do not exceed 35% of the Fund's assets.


The following replaces the section titled "What are the Fund's fees and expenses?" on page 4:

     WHAT ARE THE FUND'S FEES AND EXPENSES?
     You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

      ------------------------------------------------------- -----------------
      Maximum sales charge (load) imposed on purchases as a        none
      percentage of offering price
      ------------------------------------------------------- -----------------
      Maximum contingent deferred sales charge (load) as a         none
      percentage of original purchase price or redemption
      price, whichever is lower
      ------------------------------------------------------- -----------------
      Maximum sales charge (load) imposed on reinvested            none
      dividends
      ------------------------------------------------------- -----------------
      Redemption fees                                              none
      ------------------------------------------------------- -----------------
      Exchange fees(1)                                             none
      ------------------------------------------------------- -----------------


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     Annual fund operating expenses are deducted from the Fund's assets.

      ------------------------------------------------------- -----------------
      Management fees                                              0.65%
      ------------------------------------------------------- -----------------
      Distribution and service (12b-1) fees                        none
      ------------------------------------------------------- -----------------
      Other expenses(2)                                            0.84%
      ------------------------------------------------------- -----------------
      Total operating expenses                                     1.49%
      ------------------------------------------------------- -----------------
      Fee waivers and payments(3)                                 (0.74%)
      ------------------------------------------------------- -----------------
      Net expenses                                                 0.75%
      ------------------------------------------------------- -----------------

     This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

      --------------- ------------
      1 year                  $77
      --------------- ------------
      3 years                $398
      --------------- ------------
      5 years                $743
      --------------- ------------
      10 years             $1,716
      --------------- ------------

     (1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
     (2) Other expenses have been restated to reflect an expected decrease in other expenses in the current fiscal year due to a reduction in transfer agency costs associated with servicing retirement accounts.
     (3) The investment manager has contracted to waive fees and pay expenses through April 30, 2006 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.75% of average daily net assets.
     (4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.


The following replaces the section titled "Our investment strategies" under "How we manage the Fund" on page 5:

     We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. Following are descriptions of how the portfolio management team pursues the Fund's investment goals.

     We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

     Delaware U.S. Growth Fund seeks to maximize capital appreciation. We invest primarily in common stocks and, though we have the flexibility to invest in companies of all sizes, we generally focus on medium and large-size



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     companies. Our goal is to own companies that we expect to grow faster than the U.S. economy. Using a bottom up approach, we look for companies that:

          o have large end market potential, dominant business models and strong free cash flow generation;
          o    demonstrate operational efficiencies;
          o    have planned well for capital allocation; and
          o have governance policies that tend to be favorable to shareholders.

     There are a number of catalysts that might increase a company's potential for accelerated earnings growth. Our disciplined, research-intensive selection process is designed to identify earnings catalysts such as:

          |X|  management changes;
          |X|  new products;
          |X| structural changes in the economy; or |X| corporate restructurings and turnaround situations.

     We maintain a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the portfolio if it were to experience a period of slow or declining earnings growth.

     Because our objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration for us.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

     The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.


The following replaces the section "Portfolio turnover" under "The securities we typically invest in" on page 7:

     It is possible that the Fund's portfolio turnover rate will exceed 100%. A portfolio turnover rate of 100% would occur, for example, if all the securities in the fund's portfolio were replaced once during a period of one year. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders. The turnover rate may also be affected by cash requirements from redemptions and repurchases of fund shares.



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The following replaces the paragraphs under the "Risks" and "How we strive to manage them" portions of the section titled "Portfolio Turnover rates" under "The risks of investing in the Fund" on page 9:

---------------------------------------------------------- -----------------------------------------------
PORTFOLIO TURNOVER RATES reflect the amount of             It is possible that the Fund's portfolio
securities that are replaced from the beginning of the     turnover rate will exceed 100%.
year to the end of the year by the Fund.  The higher the
amount of portfolio activity, the higher the brokerage
costs and other transaction costs of the Fund are likely
to be.  The amount of portfolio activity will also
affect the amount of taxes payable by the Fund's
shareholders that are subject to federal income tax, as
well as the character (ordinary income vs. capital
gains) of such tax obligations.
---------------------------------------------------------- -----------------------------------------------


The following replaces the paragraph under "Disclosure of portfolio holdings" on page 9:

     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.


The following replaces the section titled "Portfolio Managers" under "Who manages the Fund" on page 10:

     PORTFOLIO MANAGERS
     Jeffrey S. Van Harte has primary responsibility for making day-to-day investment decisions for Delaware U.S. Growth Fund. In making investment decisions for the Fund, Mr. Van Harte regularly consults with Christopher
     J. Bonavico and Daniel J. Prislin.

     JEFFREY S. VAN HARTE, Chief Investment Officer - Focus Growth, was most recently a principal and executive vice president at Transamerica Investment Management, LLC. Mr. Van Harte was the lead manager of the Transamerica Large Cap Growth strategy and managed portfolios in that discipline for over 20 years. Before becoming a portfolio manager, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Mr. Van Harte, who also managed institutional separate accounts and sub-advised funds, received his bachelor's degree in finance from California State University at Fullerton and is a CFA charterholder.

     CHRISTOPHER J. BONAVICO, Vice President/Senior Portfolio Manager, was most recently a principal and portfolio manager at Transamerica Investment Management, LLC. Mr. Bonavico also managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Mr. Bonavico received his bachelor's degree in economics from the University of Delaware and is a CFA charterholder.

     DANIEL J. PRISLIN, Vice President/Senior Portfolio Manager, was most recently a principal and portfolio manager at Transamerica Investment Management, LLC, where he also managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was an assistant portfolio manager with The Franklin Templeton Group. Mr. Prislin received his M.B.A. and bachelor's degree in business administration from the University of California, Berkeley and is a CFA charterholder.


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The following replaces the section titled "Investing in the Fund" under "About your account" on page 12:

Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the Fund's manager or its affiliates and of securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the Fund's manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes. Use of the Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from advisory clients;

o certain plans qualified under Section 529 of the Internal Revenue Code for which the Funds' manager, distributor or service agent or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services;

o programs sponsored by financial intermediaries where such program requires the purchase of Institutional Class shares; or

o Until April 1, 2006 investors who were formerly shareholders of "I" shares (or a similar class of shares that is limited to certain institutional or high net worth investors and does not carry a sales charge or Rule 12b-1 fee) of another fund that was managed by investment professionals who are currently portfolio managers at Delaware Management Company.


The following replaces the section titled "Exchanges" under "How to redeem shares" on page 15:

     Except as noted below, you can exchange all or part of your shares for shares of the same class in another Delaware Investments Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

     The following limitation on exchange applies only to those investors who were formerly shareholders of "I" shares (or a similar class of shares that is limited to certain institutional or high-net worth investors and does


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     not carry a sales charge or Rule 12b-1 fee) of another fund that was managed by investment professionals who are currently portfolio managers at Delaware Management Company. Until April 1, 2006, investors may exchange all or part of their institutional shares of U.S. Growth Fund only for shares of the same class in another Delaware Investments Fund that are specifically available for purchase by these investors as stated in the Fund's prospectus.


This supplement is dated April 14, 2005.